Goodwill and Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Book Value		$ 19,240	$ 19,240	$ 29,340
Accumulated Amortization		(13,980)	(11,273)	(16,189)
Net Book Value		5,260	7,967	13,151
Pet parent relationships
Finite-Lived Intangible Assets [Line Items]
Gross Book Value		16,290	16,290	16,290
Accumulated Amortization		(11,181)	(9,117)	(6,364)
Net Book Value		$ 5,109	7,173	9,926
Remaining amortization period	4 years 3 months 18 days	4 years 2 months 12 days
Technologies
Finite-Lived Intangible Assets [Line Items]
Gross Book Value				10,100
Accumulated Amortization				(8,525)
Net Book Value				1,575
Pet service provider relationships
Finite-Lived Intangible Assets [Line Items]
Gross Book Value		$ 2,000	2,000	2,000
Accumulated Amortization		(1,944)	(1,444)	(778)
Net Book Value		$ 56	556	1,222
Remaining amortization period	9 months 18 days	1 month 6 days
Tradenames
Finite-Lived Intangible Assets [Line Items]
Gross Book Value		$ 950	950	950
Accumulated Amortization		(855)	(712)	(522)
Net Book Value		$ 95	$ 238	$ 428
Remaining amortization period	1 year 3 months 18 days	6 months